MICHAEL A. RAMIREZ

Attorney

Law Department

Phone: 402-547-3128

Michael.Ramirez@pacificlife.com

November 19, 2020

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                             Registration Statement for Pacific Quest Individual Flexible Premium Deferred Variable Annuity Contract (File Number to be Assigned) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company

Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4.  The enclosed relates to an individual flexible premium deferred variable annuity contract, designated as Pacific Quest, which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for Pacific Quest. The prospectus for Pacific Quest is based on, and is substantially similar to the Pacific Choice Income Variable Annuity (“PCI”), File No. 333-236927. The Staff previously reviewed the PCI disclosure in connection with its review of the Initial N-4 Filing, filed November 6, 2020, Pre-Effective Amendment No. 1, filed June 23, 2020, and Pre-Effective Amendment No. 2, filed August 14, 2020. There are four living benefit riders on Pacific Quest: a Single and Joint version each of Future Income Generator and CoreIncome Advantage Select. The disclosure for the Future Income Generator (Single) and (Joint) riders were reviewed with the above PCI filings. The CoreIncome Advantage Select (Single) and (Joint) riders were reviewed with disclosure in Pacific Choice Variable Annuity (“Pacific Choice”), File No. 333-184973, in its N-4, filed November 16, 2012, and Pre-Effective Amendment No. 1, filed February 2, 2013, and Pre-Effective Amendment No. 2, filed April 19, 2019. All previously filed prospectuses and supplements thereto are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the Pacific Quest prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in Pacific Quest differs materially as follows:

1.              Additional variable investment options are available. Only some of the available investment options, as specified in the prospectus, are rider-eligible.

2.              An additional annuitization option — Joint Life with Period Certain.

3.              Contracts with Contract Value equal to or above $1,000,000 are eligible for a 0.10% reduction in the Mortality & Risk Charge.

4.              The purchase of a living benefit or death benefit rider is not required.

5.              As noted above, the Future Income Generator (Single) and (Joint) riders are the same, and CoreIncome Advantage Select (Single) and (Joint) riders are added.

6.              Additional, optional death benefit rider available - Stepped-Up Death Benefit Rider (Stepped-Up Death Benefit II in California). The Staff reviewed disclosure pertaining to these optional riders in connection with its review of Pacific Choice on the N-4, filed November 16, 2012, and Post-Effective Amendment No. 11, filed February 9, 2018.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. I look forward to your response and comments. If you have any questions, please call me at (402) 574-3128.

Sincerely,

/s/ Michael A. Ramirez

Michael A. Ramirez